OPERATING SEGMENT INFORMATION - Additions to non-current assets by segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reportable Segment
Operating Segment
PP&E	R$ 2,071,691	R$ 2,477,140
Intangible	426,928	152,547
Total	2,498,619	2,629,687
Administration / Management
Operating Segment
PP&E	94,615	186,369	R$ 230,633
Intangible	262,194	58,993	61,331
Total	356,809	245,362	291,964
Generation
Operating Segment
PP&E	1,977,076	2,290,771	3,909,258
Intangible	96,916	54,981	52,811
Total	2,073,992	2,345,752	3,962,069
Transmission
Operating Segment
Intangible		500	87,463
Total		500	87,463
Distribution
Operating Segment
Intangible	67,818	38,073	182,703
Total	R$ 67,818	R$ 38,073	R$ 182,703